SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 002	12 Months Ended
Apr. 30, 2026 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	46-0306862
Plan number	002
Participant loans	$ 2,657,254
Asset held for investment	$ 330,642,663
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	8.50%
Common collective trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,758,468
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 284,884,930
Investment, Identifier [Axis]: Capital Group EUPAC E Separate Acct-E1
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	1,257,204
Current Value	$ 14,834,221
Investment, Identifier [Axis]: Daktronics, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	1,645,067
Current Value	$ 32,342,011
Investment, Identifier [Axis]: Investment Company of America - R6 (Large cap fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	400,564
Current Value	$ 26,369,105
Investment, Identifier [Axis]: JP Morgan Large Cap Growth -R6
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	514,351
Current Value	$ 44,928,577
Investment, Identifier [Axis]: John Hancock Disciplined Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	249,649
Current Value	$ 6,817,913
Investment, Identifier [Axis]: John Hancock Disciplined Value Mid Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	403,276
Current Value	$ 11,908,728
Investment, Identifier [Axis]: Pimco Total Return Fund (Bond fund)
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	773,184
Current Value	$ 6,757,629
Investment, Identifier [Axis]: Principal Global Investors Trust Co Bond Market Index Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	263,292
Current Value	$ 3,879,892
Investment, Identifier [Axis]: Principal Global Investors Trust Co Intl Equity Index Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	132,894
Current Value	$ 3,893,738
Investment, Identifier [Axis]: Principal Global Investors Trust Co Large Cap S&P 500 Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	60,169
Current Value	$ 24,826,742
Investment, Identifier [Axis]: Principal Global Investors Trust Co Mid Cap S&P 400 Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	65,342
Current Value	$ 8,492,315
Investment, Identifier [Axis]: Principal Global Investors Trust Co Mid Cap Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	25,611
Current Value	$ 13,780,400
Investment, Identifier [Axis]: Principal Global Investors Trust Co Small Cap S&P 600 Index Sep Acct-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	53,939
Current Value	$ 6,894,343
Investment, Identifier [Axis]: Principal Stable Value Z Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	407,228
Current Value	$ 10,758,468
Investment, Identifier [Axis]: T Rowe Price Small Capitalization Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	231,098
Current Value	$ 14,450,584
Investment, Identifier [Axis]: Vanguard Balances Index FD-I
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	393,314
Current Value	$ 20,841,716
Investment, Identifier [Axis]: Vanguard Target Retirement 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	23,451
Current Value	$ 662,737
Investment, Identifier [Axis]: Vanguard Target Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	140,606
Current Value	$ 2,914,756
Investment, Identifier [Axis]: Vanguard Target Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	155,748
Current Value	$ 6,893,420
Investment, Identifier [Axis]: Vanguard Target Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	222,892
Current Value	$ 6,419,292
Investment, Identifier [Axis]: Vanguard Target Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	211,995
Current Value	$ 11,197,597
Investment, Identifier [Axis]: Vanguard Target Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	345,562
Current Value	$ 12,765,074
Investment, Identifier [Axis]: Vanguard Target Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	218,024
Current Value	$ 13,813,990
Investment, Identifier [Axis]: Vanguard Target Retirement 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	180,552
Current Value	$ 12,775,845
Investment, Identifier [Axis]: Vanguard Target Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	96,103
Current Value	$ 6,267,831
Investment, Identifier [Axis]: Vanguard Target Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	16,889
Current Value	$ 723,032
Investment, Identifier [Axis]: Vanguard Target Retirement 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	16,959
Current Value	$ 577,102
Investment, Identifier [Axis]: Vanguard Target Retirement Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Shares held (in shares) | shares	84,629
Current Value	$ 1,198,351